Schedule I-Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (4,146,568)	$ (584,032)	¥ (4,459,518)	¥ (4,189,690)
Other operating income	801,560		724,832	924,579
(Loss)income from operations	9,104,135	1,282,291	6,197,446	5,582,422
Net income attributable to Vipshop Holdings Limited's shareholders	8,116,624	1,143,203	6,298,816	4,681,073
Other comprehensive (loss)income:
Foreign currency translation adjustments	(11,085)	(1,561)	(610,296)	(29,645)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	8,128,663	1,144,899	5,679,787	4,651,428
Tax on Foreign currency translation	0		0	0
Parent company
Condensed Financial Information
General and administrative expenses	(21,171)	(2,981)	(49,776)	(17,956)
Other operating income	47,529	6,694	30,885	12,745
(Loss)income from operations	26,358	3,713	(18,891)	(5,211)
Equity income of subsidiaries and VIEs	8,090,266	1,139,490	6,317,707	4,686,284
Net income attributable to Vipshop Holdings Limited's shareholders	8,116,624	1,143,203	6,298,816	4,681,073
Other comprehensive (loss)income:
Foreign currency translation adjustments	(11,085)	(1,561)	(610,296)	(29,645)
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	23,124	3,257	(8,733)	0
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	8,128,663	$ 1,144,899	5,679,787	4,651,428
Tax on Foreign currency translation	¥ 0		¥ 0	¥ 0